Long term investments (Details) ¥ in Thousands			1 Months Ended	6 Months Ended
	Nov. 29, 2019 CNY (¥)	Jan. 10, 2018 CNY (¥) km²	Jun. 30, 2020	Jun. 30, 2020 USD ($)	Apr. 03, 2020 CNY (¥)	Apr. 03, 2020 USD ($)	Apr. 02, 2020	Dec. 31, 2019	Nov. 29, 2019 USD ($)	Jan. 10, 2018 USD ($)
Equity Method Investment, Ownership Percentage								100.00%
Other than Temporary Impairment Losses, Investments | $				$ 0
Libo Haokun [Member]
Amount of investment		¥ 120,000								$ 18,200,000
Equity Method Investment, Ownership Percentage		18.00%								18.00%
Number of square kilometers, right to mine provided | km²		0.11
Jingning Zhonggang [Member]
Equity Method Investment, Ownership Percentage								82.00%
Number of days from the supplementary agreement, consideration along with interest refundable if mining permit not received			30 days
Tantech [Member]
Equity Method Investment, Ownership Percentage								18.00%
Fuquan Chengwang [Member]
Amount of investment	¥ 46,323								$ 6,650,000
Equity Method Investment, Ownership Percentage	18.00%				14.76%	14.76%	18.00%	100.00%	18.00%
Value of the mining rights | ¥	¥ 257,354
Number of days, consideration payable after the completion of transfer of ownership	30 days
Fuquan Chengwang [Member] | Tantech [Member]
Equity Method Investment, Ownership Percentage								18.00%
Jingning Meizhongkuang [Member]
Equity Method Investment, Ownership Percentage					18.00%	18.00%		18.00%
Lishui Ansheng Energy Technology | Fuquan Chengwang [Member]
Amount of investment					¥ 46,500	$ 6,600,000